Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2025 Fund
December 31, 2025
Z25-NPRT3-0226
1.9884239.108
Bond Funds - 45.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	34,183	336,360
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	505,348	3,830,541
Fidelity Series Corporate Bond Fund (a)	183,417	1,738,794
Fidelity Series Emerging Markets Debt Fund (a)	24,960	212,908
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,630	53,711
Fidelity Series Floating Rate High Income Fund (a)	4,342	38,208
Fidelity Series Government Bond Index Fund (a)	315,419	2,908,164
Fidelity Series High Income Fund (a)	4,301	38,326
Fidelity Series International Credit Fund (a)	10	84
Fidelity Series International Developed Markets Bond Index Fund (a)	165,466	1,403,148
Fidelity Series Investment Grade Bond Fund (a)	264,628	2,696,560
Fidelity Series Investment Grade Securitized Fund (a)	180,472	1,647,708
Fidelity Series Long-Term Treasury Bond Index Fund (a)	478,443	2,578,809
Fidelity Series Real Estate Income Fund (a)	3,734	37,747
TOTAL BOND FUNDS (Cost $18,058,946)		17,521,068

Domestic Equity Funds - 28.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	109,135	2,507,923
Fidelity Series Commodity Strategy Fund (a)	2,783	269,293
Fidelity Series Large Cap Growth Index Fund (a)	53,966	1,609,279
Fidelity Series Large Cap Stock Fund (a)	61,885	1,652,320
Fidelity Series Large Cap Value Index Fund (a)	166,202	3,029,859
Fidelity Series Small Cap Core Fund (a)	38,688	523,055
Fidelity Series Small Cap Opportunities Fund (a)	18,571	301,227
Fidelity Series Value Discovery Fund (a)	63,756	1,085,770
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,243,833)		10,978,726

International Equity Funds - 24.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	44,985	888,464
Fidelity Series Emerging Markets Fund (a)	49,776	584,374
Fidelity Series Emerging Markets Opportunities Fund (a)	94,590	2,331,653
Fidelity Series International Growth Fund (a)	77,891	1,488,500
Fidelity Series International Index Fund (a)	37,257	562,950
Fidelity Series International Small Cap Fund (a)	25,369	453,859
Fidelity Series International Value Fund (a)	96,245	1,501,422
Fidelity Series Overseas Fund (a)	99,759	1,489,405
Fidelity Series Select International Small Cap Fund (a)	2,773	38,328
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,672,457)		9,338,955

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $529,166)	53,157	529,446

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $18,762)	3.84	18,762	18,762

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $32,523,164)	38,386,957
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	38,386,957

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	364,328	22,652	5,711	(161)	(5,155)	336,360	34,183
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,754,101	856,534	1,694,910	180,877	(178,686)	93,502	3,830,541	505,348
Fidelity Series Blue Chip Growth Fund	2,933,360	379,767	1,617,307	105,604	452,045	360,058	2,507,923	109,135
Fidelity Series Canada Fund	800,490	280,382	361,659	18,764	23,749	145,502	888,464	44,985
Fidelity Series Commodity Strategy Fund	102,173	205,025	42,247	2,783	535	3,807	269,293	2,783
Fidelity Series Corporate Bond Fund	1,970,157	472,081	730,772	64,514	(3,023)	30,351	1,738,794	183,417
Fidelity Series Emerging Markets Debt Fund	243,068	33,072	79,010	10,804	3,653	12,125	212,908	24,960
Fidelity Series Emerging Markets Debt Local Currency Fund	61,870	7,345	19,897	3,593	1,841	2,552	53,711	5,630
Fidelity Series Emerging Markets Fund	747,659	156,488	487,059	15,076	59,869	107,417	584,374	49,776
Fidelity Series Emerging Markets Opportunities Fund	2,992,459	641,697	1,981,600	62,504	287,339	391,758	2,331,653	94,590
Fidelity Series Floating Rate High Income Fund	44,401	8,187	14,171	2,506	(159)	(50)	38,208	4,342
Fidelity Series Government Bond Index Fund	3,193,149	888,691	1,182,362	84,001	(19,154)	27,840	2,908,164	315,419
Fidelity Series Government Money Market Fund	-	460,115	441,353	4,453	-	-	18,762	18,762
Fidelity Series High Income Fund	44,158	6,614	14,171	2,308	235	1,490	38,326	4,301
Fidelity Series International Credit Fund	80	4	-	4	-	-	84	10
Fidelity Series International Developed Markets Bond Index Fund	1,571,208	377,987	528,012	57,573	(2,096)	(15,939)	1,403,148	165,466
Fidelity Series International Growth Fund	1,856,771	344,819	884,076	120,810	171,605	(619)	1,488,500	77,891
Fidelity Series International Index Fund	716,614	109,259	385,943	19,331	85,173	37,847	562,950	37,257
Fidelity Series International Small Cap Fund	584,928	67,167	254,033	62,980	38,785	17,012	453,859	25,369
Fidelity Series International Value Fund	1,917,931	362,205	1,080,603	155,678	298,389	3,500	1,501,422	96,245
Fidelity Series Investment Grade Bond Fund	3,031,143	754,616	1,119,495	89,771	(12,377)	42,673	2,696,560	264,628
Fidelity Series Investment Grade Securitized Fund	1,906,338	422,626	709,823	58,950	(13,041)	41,608	1,647,708	180,472
Fidelity Series Large Cap Growth Index Fund	1,887,009	201,355	959,152	16,483	303,961	176,106	1,609,279	53,966
Fidelity Series Large Cap Stock Fund	1,742,452	478,791	862,857	166,275	97,725	196,209	1,652,320	61,885
Fidelity Series Large Cap Value Index Fund	3,584,347	752,021	1,618,815	107,353	161,891	150,415	3,029,859	166,202
Fidelity Series Long-Term Treasury Bond Index Fund	3,055,369	827,668	1,252,094	86,499	(168,636)	116,502	2,578,809	478,443
Fidelity Series Overseas Fund	1,882,157	358,663	878,093	127,314	204,355	(77,677)	1,489,405	99,759
Fidelity Series Real Estate Income Fund	44,236	7,302	14,388	1,963	(616)	1,213	37,747	3,734
Fidelity Series Select International Small Cap Fund	8,179	26,817	2,693	1,174	120	5,905	38,328	2,773
Fidelity Series Small Cap Core Fund	822,338	29,118	492,464	4,482	11,527	152,536	523,055	38,688
Fidelity Series Small Cap Opportunities Fund	365,799	29,097	161,098	14,719	25,216	42,213	301,227	18,571
Fidelity Series Treasury Bill Index Fund	-	1,374,693	845,557	12,319	30	280	529,446	53,157
Fidelity Series Value Discovery Fund	1,286,473	276,892	579,862	62,842	28,799	73,468	1,085,770	63,756
	44,150,417	11,561,426	21,318,228	1,730,018	1,858,893	2,134,449	38,386,957

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.